DISCONTINUED OPERATIONS (The Assets and Liabilities of Super TV) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents		$ 51,425	$ 45,432	$ 67,970
Total current assets		101,470
Total non-current assets		6,979
LIABILITIES
Total current liabilities		15,945
Total non-current liabilities		7,541
Super TV [Member]
ASSETS
Cash and cash equivalents		51,425
Restricted cash		11
Notes receivable		4,851
Accounts receivable		38,029
Inventories		4,381
Prepaid expenses and other current assets		2,773
Total current assets		101,470
Property and equipment, net		381
Goodwill		641
Equity method investments		2,627
Deferred income tax assets		3,330
Total non-current assets		6,979
Total assets		108,449
LIABILITIES
Accounts payable		1,110
Accrued expenses and other current liabilities		8,935
Deferred revenue-current		2,699
Income tax payable		2,401
Government subsidies-current		800
Total current liabilities		15,945
Government subsidies -non-current		2,207
Deferred income tax liabilities		5,334
Total non-current liabilities		7,541
Total liabilities		$ 23,486